FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2024
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values are determined by reference to quoted bid or ask prices, as appropriate. Where bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates such as bid and ask prices, as appropriate for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analyses, using observable market inputs.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, our company looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, and price and rate volatilities as applicable. The fair value of interest rate swap contracts which form part of financing arrangements is calculated by way of discounted cash flows using market interest rates and applicable credit spreads.
Classification of Financial Instruments
Financial instruments classified as fair value through profit or loss are carried at fair value on the unaudited interim condensed and consolidated statements of financial position. Changes in the fair values of financial instruments classified as fair value through profit or loss are recognized in profit or loss. Mark-to-market adjustments for those in an effective hedging relationship and changes in the fair value of securities designated as fair value through other comprehensive income are recognized in other comprehensive income.
Carrying Value and Fair Value of Financial Instruments
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at June 30, 2024:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$466	$466
Accounts receivable and other (current and non-current)	—	2,241	2,241
Financial assets (current and non-current)(1)	187	—	187
Due from Brookfield Infrastructure	—	1,684	1,684
Total	$187	$4,391	$4,578

Financial liabilities
Accounts payable and other (current and non-current)	$—	$700	$700
Non-recourse borrowings (current and non-current)	—	13,088	13,088
Exchangeable and class B shares(2)	—	3,622	3,622
Financial liabilities (current and non-current)(1)	47	—	47
Loans payable to Brookfield Infrastructure	—	100	100
Total	$47	$17,510	$17,557
1.Derivative instruments which are elected for hedge accounting totaling $187 million are included in financial assets and $47 million are included in financial liabilities.
2.Class C shares are also classified as financial liabilities due to their cash redemption feature. However, the class C shares meet certain qualifying criteria and are presented as equity. See Note 12, Equity.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2023:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$539	$539
Accounts receivable and other (current and non-current)	—	2,218	2,218
Financial assets (current and non-current)(1)	103	—	103
Due from Brookfield Infrastructure	—	1,288	1,288
Total	$103	$4,045	$4,148

Financial liabilities
Accounts payable and other (current and non-current)	$—	$837	$837
Non-recourse borrowings (current and non-current)	—	12,028	12,028
Exchangeable and class B shares(2)	—	4,153	4,153
Financial liabilities(1)	75	—	75
Loans payable to Brookfield Infrastructure	—	26	26
Total	$75	$17,044	$17,119
1.Derivative instruments which are elected for hedge accounting totaling $103 million are included in financial assets and $75 million are included in financial liabilities.
2.Class C shares are also classified as financial liabilities due to their cash redemption feature. However, the class C shares meet certain qualifying criteria and are presented as equity. See Note 12, Equity.
The following table provides the carrying values and fair values of financial instruments as at June 30, 2024 and December 31, 2023:

	June 30, 2024		December 31, 2023
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$466	$466	$539	$539
Accounts receivable and other (current and non-current)	2,241	2,241	2,218	2,218
Financial assets (current and non-current)	187	187	103	103
Due from Brookfield Infrastructure	1,684	1,684	1,288	1,288
Total	$4,578	$4,578	$4,148	$4,148

Financial liabilities
Accounts payable and other (current and non-current)	$700	$700	$837	$837
Non-recourse borrowings (current and non-current)(1)	13,088	12,857	12,028	11,836
Exchangeable and class B shares(2)	3,622	3,622	4,153	4,153
Financial liabilities (current and non-current)	47	47	75	75
Loans payable to Brookfield Infrastructure	100	100	26	26
Total	$17,557	$17,326	$17,119	$16,927
1.Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at our global intermodal logistics operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
2.Class C shares are also classified as financial liabilities due to their cash redemption feature. However, the class C shares meet certain qualifying criteria and are presented as equity. See Note 12, Equity.
Hedging Activities
Our company uses derivatives and non-derivative financial instruments to manage or maintain exposures to interest and currency risks. For certain derivatives which are used to manage exposures, our company determines whether hedge accounting can be applied. When hedge accounting can be applied, a hedge relationship can be designated as a fair value hedge, cash flow hedge or a hedge of foreign currency exposure of a net investment in a foreign operation with a functional currency other than the U.S. dollar. To qualify for hedge accounting, the derivative must be designated as a hedge of a specific exposure and the hedging relationship must meet all of the hedge effectiveness requirements in accomplishing the objective of offsetting changes in the fair value or cash flows attributable to the hedged risk both at inception and over the life of the hedge. If it is determined that the hedging relationship does not meet all of the hedge effectiveness requirements, hedge accounting is discontinued prospectively.
Cash Flow Hedges
Our company uses interest rate swaps to hedge the variability in cash flows related to a variable rate asset or liability and highly probable forecasted issuances of debt. The settlement dates coincide with the dates on which the interest is payable on the underlying debt, and the amount accumulated in equity is reclassified to profit or loss over the period that the floating rate interest payments on debt affect profit or loss. For the three and six-month periods ended June 30, 2024, pre-tax net unrealized gains of $7 million and
$16 million, respectively (2023: losses of $7 million and $12 million) were recorded in other comprehensive income for the effective portion of the cash flow hedges. As of June 30, 2024, there was a net derivative asset balance of $140 million relating to derivative contracts designated as cash flow hedges (December 31, 2023: asset balance of $28 million).
Fair Value Hierarchical Levels—Financial Instruments
Fair value hierarchical levels are directly determined by the amount of subjectivity associated with the valuation inputs of these assets and liabilities, and are as follows:

Level 1	—	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2	—	Inputs other than quoted prices included in Level 1 are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life. Fair valued assets and liabilities that are included in this category are primarily certain derivative contracts and other financial assets carried at fair value in an inactive market.

Level 3	—	Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to determining the estimate. Fair valued assets and liabilities that are included in this category are interest rate swap contracts, derivative contracts, certain equity securities carried at fair value which are not traded in an active market and the non-controlling interest’s share of net assets of limited life funds.
The fair value of our company’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for our company’ financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2024	December 31, 2023
Interest rate swaps & other	Level 2(1)
Financial assets		$187	$103
Financial liabilities		47	75
1.Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.
During the six-month period ended June 30, 2024, no transfers were made between level 1 and 2 or level 2 and 3.